Financial instruments - additional information - Maturity analysis of investment contracts (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Policyholder liabilities	£ 411,211	£ 388,996	£ 322,518
Investment contracts
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	110,000	89,000
Policyholder liabilities	83,000	73,000
Investment contracts | Expected to be settled within one year
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	8,000	6,000
Investment contracts | 1 to 5 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	29,000	24,000
Investment contracts | 5 years to 10 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	27,000	23,000
Investment contracts | After 10 years to 15 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	19,000	16,000
Investment contracts | After 15 years to 20 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	13,000	11,000
Investment contracts | Over 20 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	14,000	9,000
Investment contracts | Unit-linked | On demand
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Policyholder liabilities	£ 12,000	£ 11,000